Quarterly Information (Unaudited) (Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 2,804,096	$ 1,754,433				$ 4,759,711
Taxes and other receivables	35,732	25,831				9,572
Prepaid expenses	$ 191,633	245,038				$ 234,627
Deferred costs		550,119
Current liabilities
Accounts payable and accrued liabilities	$ 372,763	762,265				$ 244,906
Related party payables	38,774	90,820				54,960
Liabilities, Current	411,537	$ 853,085				299,866
Loan payable to Valent						276,439
Stock option liability	179,445	$ 179,445				217,759
Derivative liability	2,954,986	2,364,381				5,111,007
Total liabilities	3,545,968	3,396,911				$ 5,905,071
Stockholders' accumulated deficit
Preferred stock, Values	278,530	$ 278,530
1 special voting share
Common stock, Value	43,734	$ 39,456				$ 35,992
Additional paid-in capital	18,601,567	17,363,208				13,149,478
Warrants	777,255	89,432				151,451
Accumulated deficit	(20,236,771)	(18,613,294)				(14,259,260)
Accumulated other comprehensive income	21,178	21,178				21,178
Stockholders' equity, total	(514,507)	(821,490)				(901,161)
Liabilities and Equity	$ 3,031,461	$ 2,575,421				$ 5,003,910
Previously reported
Current assets
Cash and cash equivalents			$ 3,006,598	$ 3,958,439	$ 4,315,746		$ 3,474,150	$ 4,136,803	$ 5,170,812	$ 6,282,992	$ 7,532,835
Taxes and other receivables			49,044	14,082	19,340		10,419	11,062	11,755	16,894	76,894
Prepaid expenses			357,639	155,857	162,246		269,584	170,883	210,469	$ 221,262	83,530
Deferred costs
Current assets			3,413,281	4,128,378	4,497,332		3,754,153	4,318,748	5,393,036	$ 6,521,148	7,693,259
Current liabilities
Accounts payable and accrued liabilities			486,175	256,527	293,989		404,413	140,457	210,608	431,227	578,893
Related party payables			43,503	37,659	41,674		35,798	109,030	217,151	236,462	296,059
Liabilities, Current			$ 529,678	$ 294,186	$ 335,663		440,211	249,487	427,759	667,689	874,952
Loan payable to Valent							274,387	272,372	270,328	268,299	266,307
Stock option liability			$ 179,445	$ 180,350	$ 182,065		241,863	212,561	208,776	311,257	183,499
Derivative liability			1,487,137	1,567,291	3,458,662		5,857,991	4,402,306	4,790,468	12,986,827	8,387,626
Total liabilities			2,196,260	2,041,827	3,976,390		$ 6,814,452	$ 5,136,726	$ 5,697,331	$ 14,234,072	$ 9,712,384
Stockholders' accumulated deficit
Preferred stock, Values			$ 278,530	$ 278,530	$ 278,530
1 special voting share
Common stock, Value			$ 39,456	$ 38,580	$ 36,842		$ 32,082	$ 31,535	$ 31,520	$ 31,150	$ 30,635
Additional paid-in capital			17,455,279	16,625,081	13,982,362		9,748,010	8,791,715	8,439,437	7,585,810	6,466,498
Warrants			6,138,426	6,187,805	6,187,805		6,201,544	6,202,100	6,202,100	6,441,700	6,441,700
Accumulated deficit			(22,715,848)	(21,064,623)	(19,985,775)		(19,063,113)	(15,864,506)	(14,998,530)	(21,792,762)	(14,979,136)
Accumulated other comprehensive income			21,178	21,178	21,178		21,178	21,178	21,178	21,178	21,178
Stockholders' equity, total			1,217,021	2,086,551	520,942		(3,060,299)	(817,978)	(304,295)	(7,712,924)	(2,019,125)
Liabilities and Equity			$ 3,413,281	$ 4,128,378	$ 4,497,332		$ 3,754,153	$ 4,318,748	$ 5,393,036	$ 6,521,148	$ 7,693,259
Restatement adjustments
Current assets
Cash and cash equivalents
Taxes and other receivables
Prepaid expenses
Deferred costs
Current assets
Current liabilities
Accounts payable and accrued liabilities
Related party payables
Liabilities, Current
Loan payable to Valent
Stock option liability
Derivative liability			$ 1,956,471	$ 1,518,889	$ 1,976,015		$ 2,530,555	$ 1,855,370	$ 2,081,055	$ 5,113,500	$ 3,736,320
Total liabilities			$ 1,956,471	$ 1,518,889	$ 1,976,015		$ 2,530,555	$ 1,855,370	$ 2,081,055	$ 5,113,500	$ 3,736,320
Stockholders' accumulated deficit
Preferred stock, Values
1 special voting share
Common stock, Value
Additional paid-in capital			$ (136,800)	$ (136,800)	$ (136,800)		$ (136,800)	$ (136,800)	$ (136,800)
Warrants			(6,048,994)	(6,048,994)	(6,048,994)		(6,048,994)	(6,048,994)	(6,048,994)	$ (6,288,594)	$ (6,288,594)
Accumulated deficit			$ 4,229,323	$ 4,666,905	$ 4,209,779		$ 3,655,239	$ 4,330,424	$ 4,104,739	$ 1,175,094	$ 2,552,274
Accumulated other comprehensive income
Stockholders' equity, total			$ (1,956,471)	$ (1,518,889)	$ (1,976,015)		$ (2,530,555)	$ (1,855,370)	$ (2,081,055)	$ (5,113,500)	$ (3,736,320)
Liabilities and Equity
As restated [Member]
Current assets
Cash and cash equivalents			$ 3,006,598	$ 3,958,439	$ 4,315,746		$ 3,474,150	$ 4,136,803	$ 5,170,812	$ 6,282,992	$ 7,532,835
Taxes and other receivables			49,044	14,082	19,340		10,419	11,062	11,755	16,894	76,894
Prepaid expenses			357,639	155,857	162,246		269,584	170,883	210,469	$ 221,262	83,530
Deferred costs
Current assets			3,413,281	4,128,378	4,497,332		3,754,153	4,318,748	5,393,036	$ 6,521,148	7,693,259
Current liabilities
Accounts payable and accrued liabilities			486,175	256,527	293,989		404,413	140,457	210,608	431,227	578,893
Related party payables			43,503	37,659	41,674		35,798	109,030	217,151	236,462	296,059
Liabilities, Current			$ 529,678	$ 294,186	$ 335,663		440,211	249,487	427,759	667,689	874,952
Loan payable to Valent							274,387	272,372	270,328	268,299	266,307
Stock option liability			$ 179,445	$ 180,350	$ 182,065		241,863	212,561	208,776	311,257	183,499
Derivative liability			3,443,608	3,086,180	5,434,677		8,388,546	6,257,676	6,871,523	18,100,327	12,123,946
Total liabilities			4,152,731	3,560,716	5,952,405		$ 9,345,007	$ 6,992,096	$ 7,778,386	$ 19,347,572	$ 13,448,704
Stockholders' accumulated deficit
Preferred stock, Values			$ 278,530	$ 278,530	$ 278,530
1 special voting share
Common stock, Value			$ 39,456	$ 38,580	$ 36,842		$ 32,082	$ 31,535	$ 31,520	$ 31,150	$ 30,635
Additional paid-in capital			17,318,479	16,488,281	13,845,562		9,611,210	8,654,915	8,302,637	7,585,810	6,466,498
Warrants			89,432	138,811	138,811		152,550	153,106	153,106	153,106	153,106
Accumulated deficit			(18,486,525)	(16,397,718)	(15,775,996)		(15,407,874)	(11,534,082)	(10,893,791)	(20,617,668)	(12,426,862)
Accumulated other comprehensive income			21,178	21,178	21,178		21,178	21,178	21,178	21,178	21,178
Stockholders' equity, total			(739,450)	567,662	(1,455,073)		(5,590,854)	(2,673,348)	(2,385,350)	(12,826,424)	(5,755,445)
Liabilities and Equity			$ 3,413,281	$ 4,128,378	$ 4,497,332		$ 3,754,153	$ 4,318,748	$ 5,393,036	$ 6,521,148	$ 7,693,259